UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04098

Name of Registrant: Vanguard Chester Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Item 1: Schedule of Investments

PRIMECAP Fund

Schedule of Investments
As of December 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (98.1%)
Consumer Discretionary (8.4%)
* DIRECTV	12,754,762	639,779
TJX Cos. Inc.	6,875,000	291,844
Limited Brands Inc.	5,968,760	280,890
Walt Disney Co.	5,575,000	277,579
Whirlpool Corp.	2,125,800	216,300
Carnival Corp.	5,234,800	192,484
* Bed Bath & Beyond Inc.	2,680,975	149,893
Mattel Inc.	4,000,000	146,480
^ Sony Corp. ADR	10,050,000	112,560
Lowe's Cos. Inc.	750,000	26,640
Time Warner Cable Inc.	235,000	22,840
Macy's Inc.	558,800	21,804
Ross Stores Inc.	368,800	19,970
* Amazon.com Inc.	70,000	17,580
VF Corp.	99,350	14,999
Las Vegas Sands Corp.	300,000	13,848
Target Corp.	100,000	5,917
		2,451,407
Consumer Staples (0.9%)
Costco Wholesale Corp.	2,225,000	219,763
Kellogg Co.	810,000	45,239
PepsiCo Inc.	170,000	11,633
		276,635
Energy (4.9%)
Noble Energy Inc.	4,300,000	437,482
EOG Resources Inc.	2,262,300	273,263
Schlumberger Ltd.	3,682,200	255,140
Hess Corp.	1,480,100	78,386
Petroleo Brasileiro SA ADR Type A	3,973,800	76,694
Cenovus Energy Inc.	1,746,700	58,584
Encana Corp.	2,560,000	50,586
Transocean Ltd.	1,075,900	48,039
Exxon Mobil Corp.	515,000	44,573
* Cameron International Corp.	650,000	36,699
National Oilwell Varco Inc.	435,000	29,732
* Southwestern Energy Co.	840,000	28,065
Petroleo Brasileiro SA ADR	400,000	7,788
Noble Corp.	200,000	6,964
		1,431,995
Financials (4.8%)
Marsh & McLennan Cos. Inc.	16,006,100	551,730
Charles Schwab Corp.	28,300,000	406,388
* Berkshire Hathaway Inc. Class B	2,400,000	215,280
Chubb Corp.	2,550,000	192,066
American Express Co.	432,100	24,837
Weyerhaeuser Co.	300,000	8,346
		1,398,647

Health Care (31.0%)
	Amgen Inc.	20,425,731	1,763,149
*,1 Biogen Idec Inc.		11,964,100	1,754,775
	Eli Lilly & Co.	24,700,800	1,218,243
	Roche Holding AG	5,900,000	1,201,977
	Novartis AG ADR	14,809,065	937,414
	Medtronic Inc.	18,753,952	769,287
	Johnson & Johnson	6,514,800	456,687
*	Life Technologies Corp.	6,939,300	340,581
	GlaxoSmithKline plc ADR	5,200,500	226,066
*	Boston Scientific Corp.	28,342,560	162,403
	Abbott Laboratories	2,449,800	160,462
	Sanofi ADR	1,205,000	57,093
	Stryker Corp.	259,000	14,198
	Zimmer Holdings Inc.	197,000	13,132
			9,075,467
Industrials (13.9%)
	FedEx Corp.	12,391,070	1,136,509
	Honeywell International Inc.	8,309,300	527,391
	C.H. Robinson Worldwide Inc.	5,986,900	378,492
	Southwest Airlines Co.	34,537,600	353,665
	United Parcel Service Inc. Class B	3,581,070	264,032
	Caterpillar Inc.	2,840,000	254,407
	Union Pacific Corp.	1,836,200	230,847
	Boeing Co.	2,475,760	186,573
	Deere & Co.	1,961,500	169,513
	European Aeronautic Defence and Space Co. NV	4,233,700	165,934
*	Alaska Air Group Inc.	3,140,200	135,311
	Canadian Pacific Railway Ltd.	482,800	49,062
	Expeditors International of Washington Inc.	1,191,700	47,132
	PACCAR Inc.	1,021,000	46,159
	Donaldson Co. Inc.	1,303,600	42,810
*	Delta Air Lines Inc.	1,193,000	14,161
*	United Continental Holdings Inc.	570,000	13,326
	Pall Corp.	205,000	12,353
	Granite Construction Inc.	290,000	9,750
	CSX Corp.	490,000	9,668
	Norfolk Southern Corp.	46,100	2,851
	Rockwell Automation Inc.	25,000	2,100
	Safran SA	42,000	1,833
	Republic Services Inc. Class A	17,000	499
			4,054,378
Information Technology (30.3%)
*	Google Inc. Class A	1,718,025	1,218,715
	Texas Instruments Inc.	32,880,700	1,017,329
	Microsoft Corp.	36,829,000	984,439
*	Adobe Systems Inc.	23,897,070	900,442
	Oracle Corp.	23,123,633	770,479
	Intuit Inc.	11,697,400	695,995
	QUALCOMM Inc.	9,998,250	620,091
	Intel Corp.	12,400,000	255,812
*	EMC Corp.	9,622,800	243,457
	Visa Inc. Class A	1,591,070	241,174
	Accenture plc Class A	3,505,800	233,136
*	Symantec Corp.	12,009,200	225,893
	Telefonaktiebolaget LM Ericsson ADR	16,808,914	169,770

1	Plantronics Inc.		3,701,500	136,474
	KLA-Tencor Corp.		2,828,700	135,099
*	Micron Technology Inc.		20,000,000	127,000
	*,^ Research In Motion Ltd.		10,438,600	124,011
	Hewlett-Packard Co.		8,250,000	117,563
	Motorola Solutions Inc.		1,834,000	102,117
	Applied Materials Inc.		8,324,600	95,233
	NVIDIA Corp.		7,390,100	90,824
	Corning Inc.		5,243,200	66,169
*	NetApp Inc.		1,600,000	53,680
^	ASML Holding NV		598,675	38,561
	Activision Blizzard Inc.		3,600,000	38,232
	Apple Inc.		52,000	27,718
*	Entegris Inc.		2,583,472	23,716
	Mastercard Inc. Class A		38,250	18,791
*	SanDisk Corp.		400,000	17,424
	Analog Devices Inc.		350,000	14,721
	Altera Corp.		400,000	13,776
	Cisco Systems Inc.		550,000	10,808
*	Rambus Inc.		2,000,000	9,760
	International Business Machines Corp.		26,400	5,057
*	F5 Networks Inc.		49,250	4,785
	Dell Inc.		400,000	4,052
				8,852,303
	Materials (3.8%)
	Monsanto Co.		5,912,460	559,615
	Potash Corp. of Saskatchewan Inc.		12,139,200	493,944
	Praxair Inc.		625,000	68,406
				1,121,965
	Utilities (0.1%)
	AES Corp.		1,400,000	14,980
	NextEra Energy Inc.		187,640	12,983
	Public Service Enterprise Group Inc.		381,000	11,659
				39,622
	Total Common Stocks (Cost $17,363,472)			28,702,419
		Coupon
	Temporary Cash Investment (3.0%)
	Money Market Fund (3.0%)
	[2,3] Vanguard Market Liquidity Fund (Cost
	$864,704)	0.162%	864,703,922	864,704
	Total Investments (101.1%) (Cost $18,228,176)			29,567,123
	Other Assets and Liabilities-Net (-1.1%)[3]			(313,344)
	Net Assets (100%)			29,253,779

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $66,929,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $72,192,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

PRIMECAP Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	27,332,676	1,369,743	—
Temporary Cash Investments	864,704	—	—
Total	28,197,380	1,369,743	—

PRIMECAP Fund

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Sept. 30, 2012		from		Dec. 31, 2012
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Biogen Idec Inc.	1,790,029	—	4,719	—	1,754,775
Plantronics Inc.	130,774	—	—	370	136,474
	1,920,803			370	1,891,249

E. At December 31, 2012, the cost of investment securities for tax purposes was $18,228,176,000. Net unrealized appreciation of investment securities for tax purposes was $11,338,947,000, consisting of unrealized gains of $12,633,654,000 on securities that had risen in value since their purchase and $1,294,707,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement Income Fund

Schedule of Investments
As of December 31, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (21.2%)
Vanguard Total Stock Market Index Fund Investor Shares	57,643,877	2,054,428

International Stock Fund (9.2%)
Vanguard Total International Stock Index Fund Investor Shares	59,576,464	892,455

Bond Funds (64.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	398,349,603	4,369,895
Vanguard Inflation-Protected Securities Fund Investor Shares	132,693,505	1,928,037
		6,297,932
Money Market Funds (5.0%)
Vanguard Prime Money Market Fund	481,137,422	481,137
1 Vanguard Market Liquidity Fund, 0.162%	2,633,827	2,634
		483,771
Total Investment Companies (Cost $8,835,974)		9,728,586
Other Assets and Liabilities-Net (-0.2%)		(17,405)
Net Assets (100%)		9,711,181

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2012, the cost of investment securities for tax purposes was $8,835,974,000. Net unrealized appreciation of investment securities for tax purposes was $892,612,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2010 Fund

Schedule of Investments
As of December 31, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (29.9%)
Vanguard Total Stock Market Index Fund Investor Shares	54,021,048	1,925,310

International Stock Fund (13.2%)
Vanguard Total International Stock Index Fund Investor Shares	56,703,340	849,416

Bond Funds (55.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	244,414,555	2,681,227
Vanguard Inflation-Protected Securities Fund Investor Shares	60,132,757	873,729
		3,554,956
Money Market Funds (1.8%)
Vanguard Prime Money Market Fund	112,338,023	112,338
1 Vanguard Market Liquidity Fund, 0.162%	3,179,621	3,180
		115,518
Total Investment Companies (Cost $5,858,305)		6,445,200
Other Assets and Liabilities-Net (-0.2%)		(10,306)
Net Assets (100%)		6,434,894

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2012, the cost of investment securities for tax purposes was $5,858,305,000. Net unrealized appreciation of investment securities for tax purposes was $586,895,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2015 Fund

Schedule of Investments
As of December 31, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (38.3%)
Vanguard Total Stock Market Index Fund Investor Shares	189,331,784	6,747,785

International Stock Fund (16.8%)
Vanguard Total International Stock Index Fund Investor Shares	197,518,261	2,958,823

Bond Funds (45.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	641,629,336	7,038,674
Vanguard Inflation-Protected Securities Fund Investor Shares	62,233,401	904,251
		7,942,925
Total Investment Companies (Cost $15,702,420)		17,649,533
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.162% (Cost $13,399)	13,399,003	13,399

Total Investments (100.2%) (Cost $15,715,819)		17,662,932
Other Assets and Liabilities-Net (-0.2%)		(40,010)
Net Assets (100%)		17,622,922

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2012, the cost of investment securities for tax purposes was $15,715,819,000. Net unrealized appreciation of investment securities for tax purposes was $1,947,113,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2020 Fund

Schedule of Investments
As of December 31, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (44.5%)
Vanguard Total Stock Market Index Fund Investor Shares	216,349,747	7,710,705

International Stock Fund (19.3%)
Vanguard Total International Stock Index Fund Investor Shares	222,811,289	3,337,713

Bond Fund (36.4%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	575,391,231	6,312,042

Total Investment Companies (Cost $15,691,045)		17,360,460
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.162% (Cost $23,775)	23,774,745	23,775

Total Investments (100.3%) (Cost $15,714,820)		17,384,235
Other Assets and Liabilities-Net (-0.3%)		(59,802)
Net Assets (100%)		17,324,433

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2012, the cost of investment securities for tax purposes was $15,714,820,000. Net unrealized appreciation of investment securities for tax purposes was $1,669,415,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2025 Fund

Schedule of Investments
As of December 31, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (49.6%)
Vanguard Total Stock Market Index Fund Investor Shares	296,206,819	10,556,811

International Stock Fund (21.6%)
Vanguard Total International Stock Index Fund Investor Shares	306,599,077	4,592,854

Bond Fund (29.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	561,317,553	6,157,654

Total Investment Companies (Cost $18,874,522)		21,307,319
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.162% (Cost $20,340)	20,339,768	20,340

Total Investments (100.3%) (Cost $18,894,862)		21,327,659
Other Assets and Liabilities-Net (-0.3%)		(58,957)
Net Assets (100%)		21,268,702

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2012, the cost of investment securities for tax purposes was $18,894,862,000. Net unrealized appreciation of investment securities for tax purposes was $2,432,797,000, consisting of unrealized gains of $2,434,995,000 on securities that had risen in value since their purchase and $2,198,000 in unrealized losses on securities that had fallen in value since their purchase.

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (63.0%)
Vanguard Total Stock Market Index Fund Investor Shares	137,332,869	4,655,584

International Stock Fund (27.0%)
Vanguard Total International Stock Index Fund Investor Shares	147,281,238	1,992,715

Bond Fund (9.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	66,839,028	733,224

Total Investment Companies (Cost $6,783,949)		7,381,523
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.148% (Cost $4,833)	4,832,718	4,833

Total Investments (100.0%) (Cost $6,788,782)		7,386,356
Other Assets and Liabilities-Net (0.0%)		1,143
Net Assets (100%)		7,387,499

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2012, the cost of investment securities for tax purposes was $6,788,782,000. Net unrealized appreciation of investment securities for tax purposes was $597,574,000, consisting of unrealized gains of $818,934,000 on securities that had risen in value since their purchase and $221,360,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2030 Fund

Schedule of Investments
As of December 31, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.3%)
U.S. Stock Fund (55.1%)
Vanguard Total Stock Market Index Fund Investor Shares	213,593,851	7,612,485

International Stock Fund (23.7%)
Vanguard Total International Stock Index Fund Investor Shares	218,536,015	3,273,669

Bond Fund (21.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	270,817,732	2,970,871

Total Investment Companies (Cost $12,380,891)		13,857,025
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund, 0.162% (Cost $21,745)	21,745,163	21,745

Total Investments (100.5%) (Cost $12,402,636)		13,878,770
Other Assets and Liabilities-Net (-0.5%)		(62,585)
Net Assets (100%)		13,816,185

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2012, the cost of investment securities for tax purposes was $12,402,636,000. Net unrealized appreciation of investment securities for tax purposes was $1,476,134,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2035 Fund

Schedule of Investments
As of December 31, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.3%)
U.S. Stock Fund (60.3%)
Vanguard Total Stock Market Index Fund Investor Shares	257,217,801	9,167,242

International Stock Fund (26.0%)
Vanguard Total International Stock Index Fund Investor Shares	264,206,436	3,957,812

Bond Fund (14.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	194,619,497	2,134,976

Total Investment Companies (Cost $13,414,590)		15,260,030
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.162% (Cost $18,880)	18,879,705	18,880

Total Investments (100.4%) (Cost $13,433,470)		15,278,910
Other Assets and Liabilities-Net (-0.4%)		(61,234)
Net Assets (100%)		15,217,676

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2012, the cost of investment securities for tax purposes was $13,433,470,000. Net unrealized appreciation of investment securities for tax purposes was $1,845,440,000, consisting of unrealized gains of $1,854,541,000 on securities that had risen in value since their purchase and $9,101,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2040 Fund

Schedule of Investments
As of December 31, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.3%)
U.S. Stock Fund (63.2%)
Vanguard Total Stock Market Index Fund Investor Shares	155,913,664	5,556,763

International Stock Fund (27.1%)
Vanguard Total International Stock Index Fund Investor Shares	159,342,995	2,386,958

Bond Fund (10.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	80,218,148	879,993

Total Investment Companies (Cost $7,805,121)		8,823,714
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund, 0.162% (Cost $16,628)	16,628,326	16,628

Total Investments (100.5%) (Cost $7,821,749)		8,840,342
Other Assets and Liabilities-Net (-0.5%)		(43,074)
Net Assets (100%)		8,797,268

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2012, the cost of investment securities for tax purposes was $7,821,749,000. Net unrealized appreciation of investment securities for tax purposes was $1,018,593,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2045 Fund

Schedule of Investments
As of December 31, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (63.1%)
Vanguard Total Stock Market Index Fund Investor Shares	155,111,883	5,528,188

International Stock Fund (27.1%)
Vanguard Total International Stock Index Fund Investor Shares	158,369,123	2,372,369

Bond Fund (9.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	79,153,883	868,318

Total Investment Companies (Cost $7,706,261)		8,768,875
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund, 0.162% (Cost $15,232)	15,232,266	15,232

Total Investments (100.3%) (Cost $7,721,493)		8,784,107
Other Assets and Liabilities-Net (-0.3%)		(26,103)
Net Assets (100%)		8,758,004

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2012, the cost of investment securities for tax purposes was $7,721,493,000. Net unrealized appreciation of investment securities for tax purposes was $1,062,614,000, consisting of unrealized gains of $1,063,379,000 on securities that had risen in value since their purchase and $765,000 in unrealized losses on securities that had fallen in value since their purchase.

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (44.5%)
Vanguard Total Stock Market Index Fund Investor Shares	216,349,747	7,710,705

International Stock Fund (19.3%)
Vanguard Total International Stock Index Fund Investor Shares	222,811,289	3,337,713

Bond Fund (36.4%)
1 Vanguard Total Bond Market II Index Fund	575,391,231	6,312,042

Total Investment Companies (Cost $15,691,045)		17,360,460
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.162% (Cost $23,775)	23,774,745	23,775

Total Investments (100.3%) (Cost $15,714,820)		17,384,235
Other Assets and Liabilities-Net (-0.3%)		(59,802)
Net Assets (100%)		17,324,433

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2012, the cost of investment securities for tax purposes was $#VALDEFERROR:-35. Net unrealized appreciation of investment securities for tax purposes was $#VALDEFERROR:-35, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2050 Fund

Schedule of Investments
As of December 31, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (63.1%)
Vanguard Total Stock Market Index Fund Investor Shares	67,664,160	2,411,551

International Stock Fund (27.0%)
Vanguard Total International Stock Index Fund Investor Shares	68,838,264	1,031,197

Bond Fund (9.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	34,491,339	378,370

Total Investment Companies (Cost $3,378,003)		3,821,118
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
1 Vanguard Market Liquidity Fund, 0.162% (Cost $9,036)	9,036,448	9,036

Total Investments (100.3%) (Cost $3,387,039)		3,830,154
Other Assets and Liabilities-Net (-0.3%)		(10,258)
Net Assets (100%)		3,819,896

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2012, the cost of investment securities for tax purposes was $3,387,039,000. Net unrealized appreciation of investment securities for tax purposes was $443,115,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2055 Fund

Schedule of Investments
As of December 31, 2012

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (63.1%)
Vanguard Total Stock Market Index Fund Investor Shares	8,491,655	302,643

International Stock Fund (26.9%)
Vanguard Total International Stock Index Fund Investor Shares	8,593,714	128,734

Bond Fund (9.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	4,322,038	47,413

Total Investment Companies (Cost $454,218)		478,790
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
1 Vanguard Market Liquidity Fund, 0.162% (Cost $2,575)	2,575,000	2,575

Total Investments (100.4%) (Cost $456,793)		481,365
Other Assets and Liabilities-Net (-0.4%)		(1,964)
Net Assets (100%)		479,401

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2012, the cost of investment securities for tax purposes was $456,793,000. Net unrealized appreciation of investment securities for tax purposes was $24,572,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2060 Fund

Schedule of Investments
As of December 31, 2012

		Market
		Value
	Shares	($000)
Investment Companies (99.3%)
U.S. Stock Fund (62.8%)
Vanguard Total Stock Market Index Fund Investor Shares	986,751	35,168

International Stock Fund (26.7%)
Vanguard Total International Stock Index Fund Investor Shares	998,684	14,960

Bond Fund (9.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	502,221	5,509

Total Investment Companies (Cost $53,962)		55,637
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
1 Vanguard Market Liquidity Fund, 0.162% (Cost $463)	462,961	463

Total Investments (100.1%) (Cost $54,425)		56,100
Other Assets and Liabilities-Net (-0.1%)		(58)
Net Assets (100%)		56,042

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2012, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2012, the cost of investment securities for tax purposes was $54,425,000. Net unrealized appreciation of investment securities for tax purposes was $1,675,000, consisting of unrealized gains of $1,681,000 on securities that had risen in value since their purchase and $6,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 14, 2013

VANGUARD CHESTER FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 14, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.